Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Subsidiaries [Abstract]
Schedule of Principal Subsidiaries
The following table lists the principal subsidiaries that are included in the Company’s Consolidated and Combined Consolidated Carve-out Financial Statements during the periods presented and their purpose. Unless otherwise indicated, the Company owned 100% of each subsidiary.

Name of the company	Jurisdiction of incorporation	Principal activities
North Atlantic Alpha Ltd.	Bermuda	SPV, rig owning company
North Atlantic Elara Ltd.	Bermuda	SPV, rig owning company
North Atlantic Epsilon Ltd.	Bermuda	SPV, rig owning company
North Atlantic Navigator Ltd.	Bermuda	SPV, rig owning company
North Atlantic Phoenix Ltd.	Bermuda	SPV, rig owning company
North Atlantic Venture Ltd.	Bermuda	SPV, rig owning company
North Atlantic Linus Ltd	Bermuda	SPV, rig owning company
North Atlantic Rigel Ltd	Bermuda	SPV, rig owning company
North Atlantic Norway Ltd.	Bermuda	Drilling services contractor
North Atlantic Crewing Ltd	Bermuda	Vessel Management company

North Atlantic Linus Charterer Ltd(1)	Bermuda	Drilling services contractor
North Atlantic Drilling UK Ltd.	UK	Drilling services contractor
North Atlantic Support Services Ltd	UK	Management company
North Atlantic Management AS	Norway	Management company
North Atlantic Crew AS	Norway	Vessel Management company
North Atlantic Management International AS(1)	Norway	Management company
Seadrill Offshore AS(2)	Norway	Drilling services contractor
Eastern Drilling AS(2)	Norway	Management company
Seadrill Americas Inc.(2)	USA	Drilling Services Contractor
Seadrill Servicos de Petrolea (SA)(2)	Brazil	Services contractor
North Atlantic Management LLC(1)	Russia	Drilling Services Contractor
Seadrill Norge Holding AS(3)	Spitzbergen	Dormant
Seadrill Norge AS(3)	Spitzbergen	Dormant
SFL West Linus Ltd(4)	Bermuda	Owner of West Linus
(1)    Formed in 2013

(2)	Several entities which are owned by Seadrill Norge AS, a holding company that was contributed to North Atlantic, include
Seadrill Offshore AS, which is the counterparty to certain charters on drilling rigs owned and operated by Seadrill, Eastern
Drilling AS, an offshore crewing business, Seadrill Americas Inc., a technical and administrative centre which manages certain technical operations on behalf of Seadrill, including specific service contracts in Brazil and Seadrill Servicos Petroleo, a counterparty to provide service contracts with external clients in Brazil. While these entities are presented in the Combined Consolidated Carve-out Financial Statements as if they were owned during the periods presented, these entities were not contributed to North Atlantic in connection with the North Atlantic Restructuring. As a result of this structure, there are businesses included within the Combined Consolidated Carve-out Financial Statements that have been displayed as discontinued operations within the Consolidated Combined statement of operations as they are not being contributed by Seadrill and no consideration has been paid for them by North Atlantic.

(3)    Sold in 2013. North Atlantic Linus Ltd was sold in a sale and leaseback agreement with Ship Finance.

(4)    Fully consolidated Variable interest entities.